SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Composition Of Certain Financial Statement Items
Accounts payable and other accruals	$ 342,847	$ 310,047	$ 327,704
Mineral rights payable	495,028	672,601
Accrued interest		5,590	324,415
Total	$ 837,875	$ 988,238	$ 652,119